Accounting Policies Applied - Schedule of Remaining Periods until Expiration of Concessions (Detail) MWh in Millions	12 Months Ended
Dec. 31, 2019 MWh
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Energy Capacity Granted Under New Thermal Generation Bid	2,200
Empresa Distribuidora Sur S.A. (Distribution) | Argentina
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	95 years
Remaining period to expiration	68 years
Enel Generacion El Chocon S.A. | Argentina
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	30 years
Remaining period to expiration	4 years
Transportadora De Energia S A | Argentina
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	85 years
Remaining period to expiration	68 years
Compania de Transmision del Mercosur S.A. [Member] | Argentina
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	87 years
Remaining period to expiration	68 years
EGP Cachoeira Dourada S.A. [Member] | Brazil
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	30 years
Remaining period to expiration	8 years
Central Generadora Fotovoltaica Sao Fancisco Ltda. | Brazil
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	30 years
Remaining period to expiration	12 years
Enel CIEN S.A. (CIEN - Line 1) [Member] | Brazil
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	20 years
Remaining period to expiration	6 months
Enel CIEN S.A. (CIEN - Line 2) [Member] | Brazil
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Concession term	20 years
Remaining period to expiration	2 years 7 months 6 days